Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments

March 31, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (95.8%)

Aerospace & Defense (1.5%)
$ 391	Bombardier, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/01/26 @ 103.75)(1),(2)	(B, B2)	02/01/29	7.500	$402,927
600	Bombardier, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/15/26 @ 104.38)(1)	(B, B2)	11/15/30	8.750	641,500
840	TransDigm, Inc., Rule 144A, Senior Secured Notes (Callable 03/01/26 @ 103.19)(1)	(B+, Ba3)	03/01/29	6.375	844,728
440	TransDigm, Inc., Rule 144A, Senior Secured Notes (Callable 03/01/27 @ 103.31)(1)	(B+, Ba3)	03/01/32	6.625	445,237

					2,334,392

Air Transportation (0.4%)
400	AAR Escrow Issuer LLC, Rule 144A, Company Guaranteed Notes (Callable 03/15/26 @ 103.38)(1)	(BB, Ba2)	03/15/29	6.750	403,566
267	VistaJet Malta Finance PLC/Vista Management Holding, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/01/25 @ 103.19)(1),(2)	(B-, B3)	02/01/30	6.375	197,701

					601,267

Auto Parts & Equipment (1.9%)
400	Adient Global Holdings Ltd., Rule 144A, Senior Secured Notes (Callable 04/15/25 @ 103.50)(1)	(BBB-, Ba2)	04/15/28	7.000	409,101
1,405	Clarios Global LP/Clarios U.S. Finance Co., Rule 144A, Company Guaranteed Notes (Callable 04/29/24 @ 102.13)(1)	(B-, B3)	05/15/27	8.500	1,409,479
1,200	Phinia, Inc., Rule 144A, Senior Secured Notes (Callable 04/15/26 @ 103.38)(1)	(BB+, Ba1)	04/15/29	6.750	1,213,010

					3,031,590

Automakers (0.1%)
147	Winnebago Industries, Inc., Rule 144A, Senior Secured Notes (Callable 04/29/24 @ 103.13)(1)	(BB+, Ba3)	07/15/28	6.250	145,744

Brokerage (2.1%)
1,701	StoneX Group, Inc., Rule 144A, Senior Secured Notes (Callable 04/29/24 @ 102.16)(1)	(BB-, Ba3)	06/15/25	8.625	1,709,709
1,650	StoneX Group, Inc., Rule 144A, Senior Secured Notes (Callable 03/01/27 @ 103.94)(1)	(BB-, Ba3)	03/01/31	7.875	1,675,301

					3,385,010

Building & Construction (2.1%)
434	Adams Homes, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 100.00)(1)	(BB-, B2)	02/15/25	7.500	435,024
666	MasTec, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/15/24 @ 103.31)(1)	(BBB-, NR)	08/15/29	6.625	628,606
1,774	Pike Corp., Rule 144A, Company Guaranteed Notes (Callable 04/29/24 @ 102.75)(1)	(B-, B3)	09/01/28	5.500	1,699,271
200	Pike Corp., Rule 144A, Senior Unsecured Notes (Callable 01/31/27 @ 104.31)(1)	(B-, B3)	01/31/31	8.625	212,789
350	TopBuild Corp., Rule 144A, Company Guaranteed Notes (Callable 04/29/24 @ 101.81)(1)	(BB+, Ba2)	03/15/29	3.625	318,233

					3,293,923

Building Materials (7.5%)
750	Advanced Drainage Systems, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/25 @ 103.19)(1)	(BB-, Ba2)	06/15/30	6.375	754,674
200	Builders FirstSource, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/25 @ 102.50)(1)	(BB-, Ba2)	03/01/30	5.000	191,268
800	Builders FirstSource, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/27 @ 103.19)(1)	(BB-, Ba2)	06/15/32	6.375	812,415
1,150	Eco Material Technologies, Inc., Rule 144A, Senior Secured Notes (Callable 04/29/24 @ 103.94)(1)	(B, B2)	01/31/27	7.875	1,168,237
1,658	Foundation Building Materials, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/29/24 @ 103.00)(1)	(CCC+, Caa1)	03/01/29	6.000	1,526,999
700	GYP Holdings III Corp., Rule 144A, Company Guaranteed Notes (Callable 05/01/24 @ 102.31)(1)	(B, Ba2)	05/01/29	4.625	651,355
1,800	Interface, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.75)(1)	(B+, B1)	12/01/28	5.500	1,721,145

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

March 31, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)

Building Materials (continued)
$ 1,400	Masonite International Corp., Rule 144A, Company Guaranteed Notes (Callable 04/29/24 @ 101.34)(1)	(BB+, Ba2)	02/01/28	5.375	$1,402,812
590	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, Rule144A, Senior Secured Notes (Callable 04/01/27 @ 103.38)(1)	(BB-, NR)	04/01/32	6.750	592,517
1,156	MIWD Holdco II LLC/MIWD Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 02/01/25 @ 102.75)(1)	(B-, B3)	02/01/30	5.500	1,065,612
1,175	Oscar AcquisitionCo LLC/Oscar Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 04/15/25 @ 104.75)(1),(2)	(CCC+, Caa1)	04/15/30	9.500	1,160,226
450	Park River Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/01/24 @ 103.38)(1)	(CCC, Caa2)	08/01/29	6.750	400,766
400	Summit Materials LLC/Summit Materials Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/27 @ 103.63)(1)	(BB+, Ba3)	01/15/31	7.250	416,148

					11,864,174

Cable & Satellite TV (2.3%)
1,000	Altice Financing SA, Rule 144A, Senior Secured Notes (Callable 04/29/24 @ 101.25)(1)	(B, B3)	01/15/28	5.000	823,351
50	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 04/29/24 @ 100.92)(1)	(B-, B2)	04/15/27	5.500	44,742
850	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 04/29/24 @ 101.34)(1)	(B-, B2)	02/01/28	5.375	733,290
600	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 11/15/26 @ 102.25)(1)	(B-, B2)	11/15/31	4.500	425,284
800	Sunrise FinCo I BV, Rule 144A, Senior Secured Notes (Callable 07/15/26 @ 102.44)(1)	(BB-, B1)	07/15/31	4.875	714,758
1,000	Telenet Finance Luxembourg Notes SARL, Rule 144A, Senior Secured Notes (Callable 04/08/24 @ 101.38)(1)	(BB-, B1)	03/01/28	5.500	943,367

					3,684,792

Chemicals (6.0%)
200	Avient Corp., Rule 144A, Senior Unsecured Notes (Callable 04/29/24 @ 101.44)(1)	(BB-, Ba3)	05/15/25	5.750	199,275
477	Avient Corp., Rule 144A, Senior Unsecured Notes (Callable 08/01/25 @ 103.56)(1)	(BB-, Ba3)	08/01/30	7.125	490,942
600	Axalta Coating Systems Dutch Holding B BV, Rule 144A, Company Guaranteed Notes (Callable 11/15/26 @ 103.63)(1)	(BB-, Ba3)	02/15/31	7.250	624,433
800	Darling Ingredients, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/25 @ 103.00)(1)	(BB+, Ba2)	06/15/30	6.000	793,579
229	HB Fuller Co., Global Senior Unsecured Notes (Callable 04/29/24 @ 102.13)	(BB-, Ba3)	10/15/28	4.250	212,449
600	Herens Holdco SARL, Rule 144A, Senior Secured Notes (Callable 05/15/24 @ 102.38)(1)	(B-, B2)	05/15/28	4.750	526,428
800	Herens Midco SARL, Rule 144A, Company Guaranteed Notes (Callable 05/15/24 @ 102.63)(1),(3)	(CCC, Caa2)	05/15/29	5.250	571,787
1,300	INEOS Finance PLC, Rule 144A, Senior Secured Notes (Callable 02/15/25 @ 103.38)(1),(2)	(BB, Ba3)	05/15/28	6.750	1,285,236
400	INEOS Quattro Finance 2 PLC, Rule 144A, Senior Secured Notes (Callable 11/15/25 @ 104.81)(1),(2)	(BB, Ba3)	03/15/29	9.625	431,454
350	Olympus Water U.S. Holding Corp., Rule 144A, Senior Unsecured Notes (Callable 10/01/24 @ 103.13)(1),(2)	(CCC+, Caa2)	10/01/29	6.250	320,718
1,800	Polar U.S. Borrower LLC/Schenectady International Group, Inc., Rule 144A, Senior Unsecured Notes (Callable 04/29/24 @ 103.38)(1)	(CCC-, Caa3)	05/15/26	6.750	435,528
1,200	Tronox, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/29/24 @ 102.31)(1)	(BB-, B1)	03/15/29	4.625	1,077,992
1,915	Vibrantz Technologies, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/25 @ 104.50)(1),(2)	(CCC+, Caa2)	02/15/30	9.000	1,770,458
789	WR Grace Holdings LLC, Rule 144A, Senior Secured Notes (Callable 03/01/26 @ 103.69)(1)	(B-, B1)	03/01/31	7.375	799,944

					9,540,223

Consumer/Commercial/Lease Financing (1.1%)
1,950	Cargo Aircraft Management, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 101.19)(1)	(BB, Ba2)	02/01/28	4.750	1,764,782

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

March 31, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)

Diversified Capital Goods (1.1%)
$ 1,350	Atkore, Inc., Rule 144A, Senior Unsecured Notes (Callable 06/01/26 @ 102.13)(1)	(BB+, Ba2)	06/01/31	4.250	$1,200,547
500	EnerSys, Rule 144A, Company Guaranteed Notes (Callable 01/15/27 @ 103.31)(1)	(BB+, Ba3)	01/15/32	6.625	505,571

					1,706,118

Electronics (1.3%)
1,350	Entegris, Inc., Rule 144A, Senior Secured Notes (Callable 01/15/29 @ 100.00)(1)	(BB, Baa3)	04/15/29	4.750	1,294,291
800	Synaptics, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/24 @ 102.00)(1),(2)	(B+, Ba3)	06/15/29	4.000	720,847

					2,015,138

Energy - Exploration & Production (3.7%)
425	Civitas Resources, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/01/25 @ 104.19)(1)	(BB-, B1)	07/01/28	8.375	448,015
425	Civitas Resources, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/01/26 @ 104.38)(1)	(BB-, B1)	07/01/31	8.750	455,300
550	CNX Resources Corp., Rule 144A, Company Guaranteed Notes (Callable 04/29/24 @ 104.50)(1)	(BB, B1)	01/15/29	6.000	539,443
1,850	CQP Holdco LP/BIP-V Chinook Holdco LLC, Rule 144A, Senior Secured Notes (Callable 12/15/28 @ 103.75)(1)	(BB, B1)	12/15/33	7.500	1,903,842
200	Matador Resources Co., Rule 144A, Company Guaranteed Notes (Callable 04/15/25 @ 103.44)(1)	(BB-, B1)	04/15/28	6.875	204,767
1,684	Northern Oil & Gas, Inc., Rule 144A, Senior Unsecured Notes (Callable 04/29/24 @ 104.06)(1)	(B+, B2)	03/01/28	8.125	1,710,808
720	Rockcliff Energy II LLC, Rule 144A, Senior Unsecured Notes (Callable 10/15/24 @ 102.75)(1)	(B+, B3)	10/15/29	5.500	674,328

					5,936,503

Environmental (0.4%)
600	GFL Environmental, Inc., Rule 144A, Senior Secured Notes (Callable 01/15/27 @ 103.38)(1)	(BB-, Ba3)	01/15/31	6.750	615,873

Food - Wholesale (0.5%)
800	U.S. Foods, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/25 @ 102.31)(1)	(BB-, B2)	06/01/30	4.625	743,387

Gaming (0.7%)
325	Boyd Gaming Corp., Rule 144A, Company Guaranteed Notes (Callable 06/15/26 @ 102.38)(1)	(BB, B1)	06/15/31	4.750	299,022
400	Caesars Entertainment, Inc., Rule 144A, Senior Secured Notes (Callable 02/15/26 @ 103.50)(1)	(BB-, Ba3)	02/15/30	7.000	410,761
400	Caesars Entertainment, Inc., Rule 144A, Senior Secured Notes (Callable 02/15/27 @ 103.25)(1)	(BB-, Ba3)	02/15/32	6.500	403,977

					1,113,760

Gas Distribution (5.0%)
1,000	CNX Midstream Partners LP, Rule 144A, Company Guaranteed Notes (Callable 04/15/25 @ 102.38)(1)	(BB, B1)	04/15/30	4.750	891,699
172	Genesis Energy LP/Genesis Energy Finance Corp., Company Guaranteed Notes (Callable 04/29/24 @ 100.00)	(B, B3)	05/15/26	6.250	171,032
286	Genesis Energy LP/Genesis Energy Finance Corp., Global Company Guaranteed Notes (Callable 04/15/26 @ 104.44)	(B, B3)	04/15/30	8.875	299,576
300	Global Partners LP/GLP Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/27 @ 104.13)(1)	(B+, B2)	01/15/32	8.250	311,202
1,200	Hess Midstream Operations LP, Rule 144A, Company Guaranteed Notes (Callable 04/29/24 @ 102.56)(1)	(BB+, Ba2)	06/15/28	5.125	1,161,180
400	Hess Midstream Operations LP, Rule 144A, Company Guaranteed Notes (Callable 10/15/25 @ 102.75)(1)	(BB+, Ba2)	10/15/30	5.500	387,834
400	HF Sinclair Corp., Rule 144A, Senior Unsecured Notes (Callable 04/15/24 @ 103.19)(1)	(BBB-, Baa3)	04/15/27	6.375	402,680
1,150	New Fortress Energy, Inc., Rule 144A, Senior Secured Notes (Callable 04/29/24 @ 101.63)(1)	(BB-, B1)	09/30/26	6.500	1,108,203
1,380	Rockies Express Pipeline LLC, Rule 144A, Senior Unsecured Notes (Callable 04/15/29 @ 100.00)(1)	(BB+, Ba2)	07/15/29	4.950	1,290,742

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

March 31, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)

Gas Distribution (continued)
$ 610	Rockies Express Pipeline LLC, Rule 144A, Senior Unsecured Notes (Callable 02/15/30 @ 100.00)(1)	(BB+, Ba2)	05/15/30	4.800	$564,177
1,300	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 02/15/26 @ 103.69)(1)	(BB-, B1)	02/15/29	7.375	1,307,566

					7,895,891

Health Facility (0.5%)
800	Option Care Health, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/31/24 @ 102.19)(1)	(B, B2)	10/31/29	4.375	734,671

Health Services (1.7%)
524	AMN Healthcare, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.00)(1)	(BB-, Ba3)	04/15/29	4.000	471,639
1,600	AthenaHealth Group, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/25 @ 103.25)(1)	(CCC, Caa2)	02/15/30	6.500	1,465,787
846	Pediatrix Medical Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/25 @ 102.69)(1),(2)	(BB-, Ba3)	02/15/30	5.375	769,357

					2,706,783

Hotels (0.5%)
30	Hilton Domestic Operating Co., Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/26 @ 102.94)(1)	(BB+, Ba2)	04/01/29	5.875	30,069
400	Raising Cane’s Restaurants LLC, Rule 144A, Senior Unsecured Notes (Callable 11/01/25 @ 104.69)(1)	(B, B3)	05/01/29	9.375	432,687
325	RHP Hotel Properties LP/RHP Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 04/01/27 @ 103.25)(1)	(BB-, B1)	04/01/32	6.500	326,406

					789,162

Insurance Brokerage (5.0%)
1,000	Acrisure LLC/Acrisure Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 04/29/24 @ 105.06)(1)	(CCC+, Caa2)	08/01/26	10.125	1,038,845
480	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Rule 144A, Senior Secured Notes (Callable 04/15/25 @ 103.38)(1)	(B, B2)	04/15/28	6.750	483,818
512	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Rule 144A, Senior Secured Notes (Callable 01/15/27 @ 103.50)(1)	(B, B2)	01/15/31	7.000	517,694
576	GTCR AP Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 04/29/24 @ 102.00)(1)	(CCC+, Caa2)	05/15/27	8.000	578,379
400	Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC, Rule 144A, Senior Secured Notes (Callable 02/15/27 @ 103.63)(1)	(B, B2)	02/15/31	7.250	401,925
600	Jones Deslauriers Insurance Management, Inc., Rule 144A, Senior Secured Notes (Callable 03/15/26 @ 104.25)(1)	(B-, B2)	03/15/30	8.500	625,909
1,000	Jones Deslauriers Insurance Management, Inc., Rule 144A, Senior Unsecured Notes (Callable 12/15/25 @ 105.25)(1)	(CCC, Caa2)	12/15/30	10.500	1,057,685
2,512	NFP Corp., Rule 144A, Senior Unsecured Notes (Callable 04/29/24 @ 103.44)(1)	(CCC+, Caa2)	08/15/28	6.875	2,545,199
800	Ryan Specialty LLC, Rule 144A, Senior Secured Notes (Callable 02/01/25 @ 102.19)(1)	(BB-, B1)	02/01/30	4.375	744,727

					7,994,181

Investments & Misc. Financial Services (4.1%)
2,100	Armor Holdco, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/24 @ 104.25)(1)	(CCC+, Caa1)	11/15/29	8.500	1,984,526
1,600	Boost Newco Borrower LLC, Rule 144A, Senior Secured Notes (Callable 01/15/27 @ 103.75)(1)	(BB, Ba3)	01/15/31	7.500	1,676,947
1,000	Compass Group Diversified Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 04/29/24 @ 102.63)(1)	(B+, B1)	04/15/29	5.250	951,198
800	Compass Group Diversified Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 01/15/27 @ 102.50)(1)	(B+, B1)	01/15/32	5.000	715,840
400	Paysafe Finance PLC/Paysafe Holdings U.S. Corp., Rule 144A, Senior Secured Notes (Callable 06/15/24 @ 102.00)(1),(2)	(B, B2)	06/15/29	4.000	357,197
800	Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/29/24 @ 101.16)(1)	(NR, Ba3)	11/01/26	4.625	774,206

					6,459,914

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

March 31, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)

Life Insurance (0.6%)
$ 1,000	Panther Escrow Issuer LLC, Rule 144A, Senior Secured Notes (Callable 06/01/27 @ 103.56)(1)	(B, B2)	06/01/31	7.125	$1,018,530

Machinery (3.4%)
1,425	Arcosa, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/29/24 @ 102.19)(1)	(BB, Ba2)	04/15/29	4.375	1,315,520
1,080	ATS Corp., Rule 144A, Company Guaranteed Notes (Callable 04/29/24 @ 102.06)(1)	(BB, B2)	12/15/28	4.125	991,192
1,400	Dornoch Debt Merger Sub, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/15/24 @ 103.31)(1),(2)	(CCC, Caa2)	10/15/29	6.625	1,242,446
342	Enviri Corp., Rule 144A, Company Guaranteed Notes (Callable 04/29/24 @ 101.44)(1)	(B, B3)	07/31/27	5.750	322,313
250	Hillenbrand, Inc., Global Company Guaranteed Notes (Callable 04/08/24 @ 101.44)	(BB+, Ba1)	06/15/25	5.750	249,801
800	Hillenbrand, Inc., Global Company Guaranteed Notes (Callable 02/15/26 @ 103.13)	(BB+, Ba1)	02/15/29	6.250	808,006
411	Regal Rexnord Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/33 @ 100.00)(1)	(BB+, Baa3)	04/15/33	6.400	426,868

					5,356,146

Managed Care (0.3%)
505	HealthEquity, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/24 @ 102.25)(1)	(B+, B2)	10/01/29	4.500	466,672

Media - Diversified (0.2%)
200	News Corp., Rule 144A, Company Guaranteed Notes (Callable 02/15/27 @ 102.56)(1)	(BB+, Ba1)	02/15/32	5.125	187,956
46	Tech 7 SAS Super Senior (New Money Tranche 1) (3),(4),(5)	(NR, NR)	03/31/26	1.000	49,504
28	Tech 7 SAS Super Senior (New Money Tranche 2) (3),(4),(5)	(NR, NR)	03/31/26	1.000	29,703
14	Tech 7 SAS Technicolor Creative Studios Super Senior (3),(4),(5)	(NR, NR)	03/31/26	1.000	14,851

					282,014

Media Content (0.3%)
588	Sirius XM Radio, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/01/24 @ 102.75)(1)	(BB, Ba3)	07/01/29	5.500	560,400

Metals & Mining - Excluding Steel (4.1%)
800	Alcoa Nederland Holding BV, Rule 144A, Company Guaranteed Notes (Callable 04/29/24 @ 102.75)(1)	(BB, Ba1)	12/15/27	5.500	793,258
250	Canpack SA/Canpack U.S. LLC, Rule 144A, Company Guaranteed Notes (Callable 11/15/24 @ 101.94)(1)	(BB-, NR)	11/15/29	3.875	221,517
1,200	ERO Copper Corp., Rule 144A, Company Guaranteed Notes (Callable 02/15/25 @ 103.25)(1),(2)	(B, B1)	02/15/30	6.500	1,141,632
400	First Quantum Minerals Ltd., Rule 144A, Secured Notes (Callable 03/01/26 @ 104.69)(1)	(B, NR)	03/01/29	9.375	414,558
400	Kaiser Aluminum Corp., Rule 144A, Company Guaranteed Notes (Callable 04/29/24 @ 101.16)(1)	(BB-, B2)	03/01/28	4.625	375,764
800	Kaiser Aluminum Corp., Rule 144A, Company Guaranteed Notes (Callable 06/01/26 @ 102.25)(1)	(BB-, B2)	06/01/31	4.500	708,737
110	Novelis Corp., Rule 144A, Company Guaranteed Notes (Callable 01/30/25 @ 102.38)(1)	(BB, Ba3)	01/30/30	4.750	101,630
1,329	SunCoke Energy, Inc., Rule 144A, Senior Secured Notes (Callable 06/30/24 @ 102.44)(1)	(BB, B1)	06/30/29	4.875	1,205,170
1,550	Taseko Mines Ltd., Rule 144A, Senior Secured Notes (Callable 04/29/24 @ 101.75)(1),(2)	(B-, B3)	02/15/26	7.000	1,557,784

					6,520,050

Non - Electric Utilities (0.2%)
314	Suburban Propane Partners LP/Suburban Energy Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 06/01/26 @ 102.50)(1)	(BB-, B1)	06/01/31	5.000	286,482

Packaging (4.0%)
460	Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Rule 144A, Senior Unsecured Notes (Callable 05/15/24 @ 101.50)(1),(3)	(B, Caa1)	09/01/29	3.000	383,347

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

March 31, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)

Packaging (continued)
$ 400	Ball Corp., Global Company Guaranteed Notes (Callable 11/15/24 @ 103.44)	(BB+, Ba1)	03/15/28	6.875	$411,528
415	Chart Industries, Inc., Rule 144A, Senior Secured Notes (Callable 01/01/26 @ 103.75)(1)	(BB-, Ba3)	01/01/30	7.500	431,585
400	Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC, Rule 144A, Senior Secured Notes (Callable 04/29/24 @ 101.50)(1)	(B-, B3)	09/15/28	6.000	380,470
1,700	Mauser Packaging Solutions Holding Co., Rule 144A, Senior Secured Notes (Callable 08/15/24 @ 103.94)(1)	(B, B2)	08/15/26	7.875	1,733,469
279	Owens-Brockway Glass Container, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/26 @ 103.63)(1)	(B+, B2)	05/15/31	7.250	284,487
1,000	Trident TPI Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/31/25 @ 106.38)(1)	(CCC+, Caa2)	12/31/28	12.750	1,068,103
1,840	TriMas Corp., Rule 144A, Company Guaranteed Notes (Callable 04/29/24 @ 102.06)(1)	(BB-, Ba3)	04/15/29	4.125	1,669,717

					6,362,706

Personal & Household Products (1.2%)
1,600	MajorDrive Holdings IV LLC, Rule 144A, Senior Unsecured Notes (Callable 06/01/24 @ 103.19)(1),(2)	(CCC+, Caa2)	06/01/29	6.375	1,502,133
318	Verde Purchaser LLC, Rule 144A, Senior Secured Notes (Callable 11/30/26 @ 105.25)(1)	(B+, B2)	11/30/30	10.500	335,297

					1,837,430

Pharmaceuticals (0.2%)
708	Emergent BioSolutions, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/29/24 @ 101.94)(1)	(CCC, Caa3)	08/15/28	3.875	336,919

Real Estate Investment Trusts (1.6%)
1,175	Global Net Lease, Inc./Global Net Lease Operating Partnership LP, Rule 144A, Company Guaranteed Notes (Callable 09/15/27 @ 100.00)(1)	(BB+, WR)	12/15/27	3.750	1,007,406
200	Starwood Property Trust, Inc., Rule 144A, Senior Unsecured Notes (Callable 01/15/26 @ 100.00)(1)	(BB-, Ba3)	07/15/26	3.625	187,858
1,400	Starwood Property Trust, Inc., Rule 144A, Senior Unsecured Notes (Callable 07/15/26 @ 100.00)(1)	(BB-, Ba3)	01/15/27	4.375	1,319,543

					2,514,807

Recreation & Travel (3.1%)
1,200	Boyne USA, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/15/24 @ 102.38)(1)	(B, B1)	05/15/29	4.750	1,112,811
514	SeaWorld Parks & Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/24 @ 102.63)(1)	(B, B2)	08/15/29	5.250	484,705
300	SeaWorld Parks & Entertainment, Inc., Rule 144A, Senior Secured Notes (Callable 04/29/24 @ 102.19)(1)	(BB, WR)	05/01/25	8.750	300,482
1,692	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 05/15/26 @ 103.63)(1),(2)	(B, B3)	05/15/31	7.250	1,718,130
1,315	Speedway Motorsports LLC/Speedway Funding II, Inc., Rule 144A, Senior Unsecured Notes (Callable 04/29/24 @ 101.22)(1)	(BB, B2)	11/01/27	4.875	1,252,819

					4,868,947

Software - Services (5.2%)
1,500	Elastic NV, Rule 144A, Senior Unsecured Notes (Callable 07/15/24 @ 102.06)(1)	(BB-, B1)	07/15/29	4.125	1,352,019
1,375	Newfold Digital Holdings Group, Inc., Rule 144A, Senior Unsecured Notes (Callable 04/29/24 @ 103.00)(1)	(CCC+, Caa2)	02/15/29	6.000	1,078,908
635	Open Text Corp., Rule 144A, Company Guaranteed Notes (Callable 12/01/24 @ 101.94)(1)	(BB-, Ba3)	12/01/29	3.875	566,743
800	Open Text Corp., Rule 144A, Senior Secured Notes (Callable 11/01/27 @ 100.00)(1)	(BBB-, Ba1)	12/01/27	6.900	827,693
825	Open Text Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/01/26 @ 102.06)(1)	(BB-, Ba3)	12/01/31	4.125	724,544
565	Presidio Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/29/24 @ 102.06)(1)	(CCC+, Caa1)	02/01/28	8.250	563,293
800	UKG, Inc., Rule 144A, Senior Secured Notes (Callable 02/01/27 @ 103.44)(1)	(B-, B2)	02/01/31	6.875	815,573

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

March 31, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)

Software - Services (continued)
$ 1,425	Virtusa Corp., Rule 144A, Senior Unsecured Notes (Callable 04/29/24 @ 103.56)(1)	(CCC+, Caa1)	12/15/28	7.125	$1,280,766
676	VT Topco, Inc., Rule 144A, Senior Secured Notes (Callable 08/15/26 @ 104.25)(1)	(B, B2)	08/15/30	8.500	709,638
400	ZoomInfo Technologies LLC/ZoomInfo Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 04/08/24 @ 101.94)(1)	(B+, B1)	02/01/29	3.875	360,504

					8,279,681

Specialty Retail (4.5%)
700	Amer Sports Co., Rule 144A, Senior Secured Notes (Callable 02/16/27 @ 103.38)(1)	(BB, B1)	02/16/31	6.750	699,767
40	Asbury Automotive Group, Inc., Global Company Guaranteed Notes (Callable 04/08/24 @ 101.25)	(BB, B1)	03/01/28	4.500	38,134
491	Asbury Automotive Group, Inc., Global Company Guaranteed Notes (Callable 03/01/25 @ 102.38)	(BB, B1)	03/01/30	4.750	452,719
200	Asbury Automotive Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/24 @ 102.31)(1)	(BB, B1)	11/15/29	4.625	184,782
200	Asbury Automotive Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/26 @ 102.50)(1)	(BB, B1)	02/15/32	5.000	181,340
51	Eagle Intermediate Global Holding BV/Eagle U.S. Finance LLC, Rule 144A, Senior Secured Notes (Callable 04/08/24 @ 101.88)(1),(4),(5)	(NR, Caa3)	05/01/25	7.500	32,105
1,850	Eagle Intermediate Global Holding BV/Eagle U.S. Finance LLC, Rule 144A, Senior Secured Notes (Callable 04/08/24 @ 101.88)(1)	(NR, Caa3)	05/01/25	7.500	1,183,994
68	Eagle Intermediate Global Holding BV/Ruyi U.S. Finance LLC (4),(5)	(NR, NR)	05/01/25	0.000	37,990
600	Group 1 Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/29/24 @ 102.00)(1)	(BB+, Ba2)	08/15/28	4.000	553,735
600	LCM Investments Holdings II LLC, Rule 144A, Senior Unsecured Notes (Callable 05/01/24 @ 102.44)(1)	(B+, B2)	05/01/29	4.875	552,010
800	LCM Investments Holdings II LLC, Rule 144A, Senior Unsecured Notes (Callable 08/01/26 @ 104.13)(1)	(B+, B2)	08/01/31	8.250	837,481
400	Murphy Oil USA, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/26 @ 101.88)(1)	(BB+, Ba2)	02/15/31	3.750	349,706
1,150	Sonic Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/26 @ 102.44)(1)	(BB-, B1)	11/15/31	4.875	1,007,419
750	Sunoco LP/Sunoco Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 09/15/25 @ 103.50)(1)	(BB, Ba3)	09/15/28	7.000	766,999
260	Wand NewCo 3, Inc., Rule 144A, Senior Secured Notes (Callable 01/30/27 @ 103.81)(1)	(B, B3)	01/30/32	7.625	269,201

					7,147,382

Steel Producers/Products (0.5%)
700	ATI, Inc., Senior Unsecured Notes (Callable 08/15/26 @ 103.63)	(B+, B1)	08/15/30	7.250	724,414

Support - Services (10.0%)
1,223	Allied Universal Holdco LLC/Allied Universal Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 04/29/24 @ 102.44)(1)	(CCC+, Caa2)	07/15/27	9.750	1,227,699
900	Allied Universal Holdco LLC/Allied Universal Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 06/01/24 @ 103.00)(1),(2)	(CCC+, Caa2)	06/01/29	6.000	776,106
2,000	CoreLogic, Inc., Rule 144A, Senior Secured Notes (Callable 05/01/24 @ 102.25)(1)	(B-, B2)	05/01/28	4.500	1,795,423
2,735	GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC, Rule 144A, Senior Secured Notes (Callable 04/29/24 @ 101.78)(1)	(B, B2)	07/31/26	7.125	2,740,809
1,355	H&E Equipment Services, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/29/24 @ 101.94)(1)	(BB-, B1)	12/15/28	3.875	1,242,025
1,797	TMS International Corp., Rule 144A, Senior Unsecured Notes (Callable 04/15/24 @ 103.13)(1)	(B, Caa1)	04/15/29	6.250	1,643,933
1,100	WESCO Distribution, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/29/24 @ 101.78)(1)	(BB, Ba3)	06/15/25	7.125	1,101,999
500	WESCO Distribution, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/29/24 @ 103.63)(1)	(BB, Ba3)	06/15/28	7.250	510,940
1,231	White Cap Buyer LLC, Rule 144A, Senior Unsecured Notes (Callable 04/29/24 @ 103.44)(1)	(CCC+, Caa1)	10/15/28	6.875	1,208,680
595	Williams Scotsman, Inc., Rule 144A, Senior Secured Notes (Callable 04/29/24 @ 102.31)(1)	(BB-, B2)	08/15/28	4.625	563,512
200	XPO, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/26 @ 103.56)(1),(2)	(BB-, Ba3)	06/01/31	7.125	205,400

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

March 31, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)

Support - Services (continued)
$ 400	XPO, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/27 @ 103.56)(1)	(BB-, Ba3)	02/01/32	7.125	$412,241
1,045	XPO, Inc., Rule 144A, Senior Secured Notes (Callable 06/01/25 @ 103.13)(1)	(BBB-, Ba1)	06/01/28	6.250	1,056,133
1,500	ZipRecruiter, Inc., Rule 144A, Senior Unsecured Notes (Callable 01/15/25 @ 102.50)(1)	(B+, B2)	01/15/30	5.000	1,322,208

					15,807,108

Tech Hardware & Equipment (1.5%)
1,100	CommScope Technologies LLC, Rule 144A, Company Guaranteed Notes (Callable 04/08/24 @ 100.00)(1),(2)	(CCC-, Ca)	06/15/25	6.000	958,045
340	CommScope Technologies LLC, Rule 144A, Company Guaranteed Notes (Callable 04/08/24 @ 100.83)(1)	(CCC-, Ca)	03/15/27	5.000	131,210
1,400	Imola Merger Corp., Rule 144A, Senior Secured Notes (Callable 05/15/24 @ 102.38)(1)	(BB-, B1)	05/15/29	4.750	1,314,137

					2,403,392

Telecom - Wireline Integrated & Services (3.3%)
1,856	Altice France SA, Rule 144A, Senior Secured Notes (Callable 04/29/24 @ 102.56)(1)	(CCC+, Caa1)	01/15/29	5.125	1,273,299
200	Altice France SA, Rule 144A, Senior Secured Notes (Callable 04/29/24 @ 102.56)(1)	(CCC+, Caa1)	07/15/29	5.125	135,467
200	Altice France SA, Rule 144A, Senior Secured Notes (Callable 10/15/24 @ 102.75)(1)	(CCC+, Caa1)	10/15/29	5.500	135,666
1,193	LCPR Senior Secured Financing DAC, Rule 144A, Senior Secured Notes (Callable 04/29/24 @ 101.69)(1)	(B+, B2)	10/15/27	6.750	1,120,756
200	LCPR Senior Secured Financing DAC, Rule 144A, Senior Secured Notes (Callable 07/15/24 @ 102.56)(1)	(B+, B2)	07/15/29	5.125	167,713
400	Level 3 Financing, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/29/24 @ 102.13)(1),(4),(5)	(D, Caa2)	07/01/28	4.250	250,000
600	Level 3 Financing, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/08/24 @ 101.81)(1),(4),(5)	(D, Caa2)	01/15/29	3.625	355,500
600	Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc., Rule 144A, Senior Secured Notes (Callable 04/03/24 @ 102.38)(1)	(B, B1)	04/30/27	4.750	613,924
500	Virgin Media Secured Finance PLC, Rule 144A, Senior Secured Notes (Callable 04/08/24 @ 101.25)(1),(6)	(B+, Ba3)	04/15/27	5.000	624,677
200	Virgin Media Secured Finance PLC, Rule 144A, Senior Secured Notes (Callable 08/15/25 @ 102.25)(1)	(B+, Ba3)	08/15/30	4.500	173,280
400	Vmed O2 U.K. Financing I PLC, Rule 144A, Senior Secured Notes (Callable 01/31/26 @ 102.13)(1)	(B+, Ba3)	01/31/31	4.250	338,070

					5,188,352

Theaters & Entertainment (1.2%)
1,025	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/29/24 @ 100.00)(1)	(B+, B2)	11/01/24	4.875	1,018,868
325	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/29/24 @ 102.38)(1)	(B+, B2)	10/15/27	4.750	310,587
600	Live Nation Entertainment, Inc., Rule 144A, Senior Secured Notes (Callable 04/29/24 @ 104.88)(1)	(BB, Ba3)	05/15/27	6.500	606,951

					1,936,406

Trucking & Delivery (0.9%)
1,400	RXO, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/24 @ 103.75)(1)	(BB+, Baa3)	11/15/27	7.500	1,438,136

TOTAL CORPORATE BONDS (Cost $155,458,283)					151,693,252

BANK LOANS (22.5%)

Aerospace & Defense (1.1%)
1,050	Amentum Government Services Holdings LLC, 1 mo. USD Term SOFR + 8.750%(5),(7)	(NR, NR)	01/31/28	14.195	1,060,500
295	Amentum Government Services Holdings LLC, 1 mo. USD Term SOFR + 4.000%(7)	(B, B2)	02/15/29	9.329	295,793
376	Peraton Corp., 3 mo. USD Term SOFR + 7.750%(7)	(NR, NR)	02/01/29	13.176	378,135

					1,734,428

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

March 31, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)

Auto Parts & Equipment (0.3%)
$ 195	First Brands Group LLC, 3 mo. USD Term SOFR + 5.000%(7)	(B+, B1)	03/30/27	10.574	$194,877
330	Jason Group, Inc., 1 mo. USD Term SOFR + 6.000%, 0.000% PIK(7),(8)	(NR, WR)	08/28/25	11.445	300,012

					494,889

Building Materials (0.3%)
528	Cornerstone Building Brands, Inc., 1 mo. USD Term SOFR + 5.625%(7)	(B, B2)	08/01/28	10.950	536,159

Chemicals (0.9%)
344	Ascend Performance Materials Operations LLC, 3 mo. USD Term SOFR + 4.750%(7)	(B, B1)	08/27/26	10.074	338,596
769	Polar U.S. Borrower LLC, 3 mo. USD Term SOFR + 4.750%(7)	(CCC, Caa1)	10/15/25	10.164	585,638
161	SK Neptune Husky Finance SARL(5),(9),(10)	(NR, Caa2)	04/30/24	0.000	159,065
745	SK Neptune Husky Group SARL(9),(10)	(D, Caa2)	01/03/29	0.000	210,593
203	Sparta U.S. HoldCo LLC, 1 mo. USD Term SOFR + 3.250%(7)	(B+, B1)	08/02/28	8.687	203,606

					1,497,498

Diversified Capital Goods (1.0%)
741	Dynacast International LLC, 3 mo. USD Term SOFR + 9.000%(7)	(CCC-, Caa2)	10/22/25	14.443	543,556
1,013	Electrical Components International, Inc., U.S. (Fed) Prime Rate + 7.500%(5),(7)	(B-, B2)	06/26/25	16.000	1,001,713

					1,545,269

Electronics (1.0%)
1,510	Idemia Group, 3 mo. USD Term SOFR + 4.250%(5),(7)	(B, B2)	09/30/28	9.570	1,520,780

Food & Drug Retailers (0.4%)
1,000	WOOF Holdings, Inc., 3 mo. USD Term SOFR + 7.250%(7)	(CCC-, Ca)	12/21/28	12.669	613,125

Gas Distribution (0.6%)
998	Traverse Midstream Partners LLC, 3 mo. USD Term SOFR + 3.500%(7)	(B+, B2)	02/16/28	8.817	1,002,017

Health Facility (0.2%)
302	Carestream Health, Inc., 3 mo. USD Term SOFR + 7.500%(7)	(B-, Caa1)	09/30/27	12.909	260,472

Health Services (1.6%)
819	MedAssets Software Intermediate Holdings, Inc., 1 mo. USD Term SOFR + 6.750%(7)	(D, Ca)	12/17/29	12.192	521,474
669	Radiology Partners, Inc., 3 mo. USD Term SOFR + 5.000%(7)	(B-, B3)	01/31/29	10.587	647,808
796	U.S. Radiology Specialists, Inc., 3 mo. USD Term SOFR + 5.250%(7)	(B-, B3)	12/15/27	10.702	798,328
74	Western Dental Services, Inc. (2021 Delayed Draw Term Loan), 3 mo. USD Term SOFR + 4.500%(7)	(CCC, Caa1)	08/18/28	10.105	46,124
726	Western Dental Services, Inc. (2021 Term Loan B), 3 mo. USD Term SOFR + 4.500%(7)	(CCC, Caa1)	08/18/28	10.105	451,208

					2,464,942

Hotels (0.6%)
892	Aimbridge Acquisition Co., Inc., 1 mo. USD Term SOFR + 4.750%(5),(7)	(CCC+, B3)	02/02/26	10.195	875,708

Insurance Brokerage (0.2%)
313	NFP Corp.(11)	(B, B1)	02/16/27	0.000	313,436

Life Insurance (0.1%)
141	Truist Insurance Holdings LLC(11)	(CCC+, Caa2)	03/08/32	0.000	141,941

Machinery (1.1%)
1,398	LTI Holdings, Inc., 1 mo. USD Term SOFR + 6.750%(7),(12)	(CCC+, Caa2)	09/06/26	12.195	1,314,375
430	LTI Holdings, Inc., 1 mo. USD Term SOFR + 3.500%(7)	(B-, B2)	09/06/25	8.945	426,358

					1,740,733

Media - Diversified (0.1%)
214	Technicolor Creative Studios(3),(4),(5),(9),(10)	(NR, NR)	06/05/30	0.000	—
529	Technicolor Creative Studios, 3 mo. EUR EURIBOR + 5.000%(3),(7)	(NR, NR)	08/06/33	8.486	26,039

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

March 31, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)

Media - Diversified (continued)
$ 36	Technicolor Creative Studios (2023 EUR PIK Incremental New Money Term Loan)(3),(4),(9),(10)	(NR, NR)	07/31/26	0.000	$28,209
95	Technicolor Creative Studios (2023 EUR PIK New Money Tranche A2 Undrawn)(3),(9),(10)	(NR, NR)	07/31/26	0.000	73,942
101	Technicolor Creative Studios (2023 EUR PIK New Money Tranche)(3),(9),(10)	(NR, NR)	07/31/26	0.000	79,037

					207,227

Medical Products (1.4%)
645	Femur Buyer, Inc.(7),(13)	(CCC+, NR)	08/05/25	0.500	568,827
900	Viant Medical Holdings, Inc., 1 mo. USD Term SOFR + 7.750%(7),(12)	(CCC, Caa3)	07/02/26	13.195	888,755
677	Viant Medical Holdings, Inc., 1 mo. USD Term SOFR + 6.250%(5),(7)	(B-, B3)	07/02/25	11.579	678,654

					2,136,236

Packaging (1.1%)
834	Proampac PG Borrower LLC(11)	(B-, B3)	09/15/28	0.000	836,579
895	Proampac PG Borrower LLC, 1 mo. USD Term SOFR + 4.500%, 3 mo. USD Term SOFR + 4.500%(7)	(B-, B3)	09/15/28	9.798- 9.823	898,152

					1,734,731

Personal & Household Products (0.7%)
1,277	Serta Simmons Bedding LLC, 3 mo. USD Term SOFR + 7.500%(7)	(NR, NR)	06/29/28	12.924	1,149,461

Recreation & Travel (1.0%)
763	Bulldog Purchaser, Inc., 3 mo. USD Term SOFR + 7.750%(7)	(CCC-, Caa3)	09/04/26	13.193	692,460
959	Bulldog Purchaser, Inc., 3 mo. USD Term SOFR + 3.750%(7)	(B-, B3)	09/05/25	9.193	947,337

					1,639,797

Restaurants (1.0%)
1,521	IRB Holding Corp., 1 mo. USD Term SOFR + 2.750%(7)	(B+, B2)	12/15/27	8.177	1,523,336

Software - Services (4.1%)
560	AQ Carver Buyer, Inc., 3 mo. USD Term SOFR + 5.500%(7)	(B, B2)	08/02/29	10.913	563,347
1,181	Aston FinCo SARL, 1 mo. USD Term SOFR + 4.250%(7)	(CCC+, B3)	10/09/26	9.692	1,063,447
770	Astra Acquisition Corp., 3 mo. USD Term SOFR + 5.250%(7)	(CCC+, Caa1)	10/25/28	10.570	326,361
600	CommerceHub, Inc., 3 mo. USD Term SOFR + 7.000%(7)	(CCC, Caa2)	12/29/28	12.476	508,002
201	DCert Buyer, Inc., 1 mo. USD Term SOFR + 4.000%(7)	(B-, B2)	10/16/26	9.330	200,661
507	Perforce Software, Inc., 1 mo. USD Term SOFR + 3.750%(7)	(B-, B2)	07/01/26	9.180	503,644
379	Polaris Newco LLC, 1 mo. USD Term SOFR + 4.000%(7)	(B-, B2)	06/02/28	9.574	376,143
710	Project Boost Purchaser LLC, 1 mo. USD Term SOFR + 3.500%(7)	(B-, B2)	06/01/26	8.829	711,908
342	Project Boost Purchaser LLC(7),(11)	(B-, B2)	05/30/26	0.000	342,893
1,527	Quest Software U.S. Holdings, Inc., 3 mo. USD Term SOFR + 4.250%(7)	(CCC+, B3)	02/01/29	9.713	1,167,320
455	Redstone Holdco 2 LP, 1 mo. USD Term SOFR + 4.750%(7)	(B-, B3)	04/27/28	10.195	378,234
400	UKG, Inc.(11)	(B-, B2)	02/10/31	0.000	402,562

					6,544,522

Support - Services (1.0%)
400	LaserShip, Inc., 3 mo. USD Term SOFR + 7.500%(7)	(CCC-, Caa3)	05/07/29	13.071	331,200
789	LaserShip, Inc., 3 mo. USD Term SOFR + 4.500%(7)	(CCC+, B3)	05/07/28	10.071	737,473
212	LaserShip, Inc., 3 mo. USD Term SOFR + 7.000%(5),(7)	(NR, B3)	09/29/27	12.571	215,573
400	TruGreen Ltd. Partnership, 3 mo. USD Term SOFR + 8.500%(7)	(CCC, Caa3)	11/02/28	14.074	316,334

					1,600,580

Telecom - Wireline Integrated & Services (1.1%)
1,029	Patagonia Holdco LLC, 3 mo. USD Term SOFR + 5.750%(7)	(NR, B1)	08/01/29	11.064	954,071
875	TVC Albany, Inc., 1 mo. USD Term SOFR + 7.500%(7),(12)	(CCC, Caa2)	07/23/26	12.942	861,875

					1,815,946

Theaters & Entertainment (1.6%)
496	UFC Holdings LLC, 3 mo. USD Term SOFR + 2.750%(7)	(BB, Ba3)	04/29/26	8.336	497,073

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

March 31, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)

Theaters & Entertainment (continued)
$ 2,096	William Morris Endeavor Entertainment LLC, 1 mo. USD Term SOFR + 2.750%(7)	(BB-, B3)	05/18/25	8.195	$2,097,397

					2,594,470

TOTAL BANK LOANS (Cost $37,712,329)					35,687,703

ASSET BACKED SECURITIES (8.5%)

Collateralized Debt Obligations (8.5%)
650	Anchorage Capital CLO 15 Ltd., 2020-15A, Rule 144A, 3 mo. USD Term SOFR + 7.662% (1),(7)	(NR, Ba3)	07/20/34	12.979	631,701
1,000	Anchorage Capital CLO 25 Ltd., 2022-25A, Rule 144A, 3 mo. USD Term SOFR + 7.170% (1),(7)	(NR, Ba3)	04/20/35	12.488	991,954
780	Anchorage Capital Europe CLO 6 DAC, Rule 144A, 3 mo. EUR EURIBOR + 5.000% (1),(3),(7)	(BBB-, NR)	01/22/38	8.869	845,532
500	Anchorage Credit Funding 4 Ltd., 2016-4A, Rule 144A (1)	(NR, Ba3)	04/27/39	6.659	421,352
750	Battalion CLO 18 Ltd., 2020-18A, Rule 144A, 3 mo. USD Term SOFR + 6.972% (1),(7)	(BB-, NR)	10/15/36	12.286	685,416
1,000	Battalion CLO XV Ltd., 2020-15A, Rule 144A, 3 mo. USD Term SOFR + 6.612% (1),(7)	(BB-, NR)	01/17/33	11.928	964,886
1,000	Cedar Funding VI CLO Ltd., 2016-6A, Rule 144A, 3 mo. USD Term SOFR + 6.982% (1),(7)	(BB-, NR)	04/20/34	12.299	986,669
500	Generate CLO 5 Ltd., Rule 144A, 3 mo. USD Term SOFR + 6.272% (1),(7)	(NR, Ba3)	10/22/31	11.589	492,046
1,000	KKR CLO 14 Ltd., Rule 144A, 3 mo. USD Term SOFR + 6.412% (1),(7)	(NR, B1)	07/15/31	11.726	1,000,156
800	KKR CLO 45A Ltd., Rule 144A, 3 mo. USD Term SOFR + 7.300% (1),(4),(7)	(NR, NR)	04/15/35	1.000	804,138
1,000	KKR CLO Ltd., 16, Rule 144A, 3 mo. USD Term SOFR + 7.372% (1),(7)	(BB-, NR)	10/20/34	12.689	981,460
1,000	Marble Point CLO XXIII Ltd., 2021-4A, Rule 144A, 3 mo. USD Term SOFR + 6.012% (1),(7)	(NR, Ba1)	01/22/35	11.329	964,596
400	MP CLO III Ltd., 2013-1A, Rule 144A, 3 mo. USD Term SOFR + 3.312% (1),(7)	(NR, Ba1)	10/20/30	8.629	386,145
1,000	Oaktree CLO Ltd., 2019-4A, Rule 144A, 3 mo. USD Term SOFR + 7.492% (1),(7)	(BB-, NR)	10/20/32	12.809	1,000,050
1,000	Palmer Square Credit Funding Ltd., 2019-1A, Rule 144A (1)	(NR, Aa2)	04/20/37	5.459	903,542
1,000	Venture 41 CLO Ltd., 2021-41A, Rule 144A, 3 mo. USD Term SOFR + 7.972% (1),(7)	(BB-, NR)	01/20/34	13.289	993,944
400	Vibrant CLO VII Ltd., 2017-7A, Rule 144A, 3 mo. USD Term SOFR + 3.862% (1),(7)	(NR, Baa3)	09/15/30	9.179	401,066

TOTAL ASSET BACKED SECURITIES (Cost $13,632,633)					13,454,653

Shares

COMMON STOCKS (0.6%)

Auto Parts & Equipment (0.2%)
37,576	Jason, Inc.(5),(9)				338,186

Chemicals (0.3%)
2,794	Project Investor Holdings LLC(4),(5),(9),(12)				28
46,574	Proppants Holdings LLC(4),(5),(9),(12)				931
10,028	UTEX Industries, Inc.(9)				451,260

					452,219

Packaging (0.0%)
675	SMI Topco LLC(9)				4,050

Personal & Household Products (0.1%)
22,719	Dream Well, Inc.(9)				141,994
22,719	Serta Simmons Bedding Equipment Co.(4),(5),(9)				—

					141,994

Pharmaceuticals (0.0%)
45,583	Akorn, Inc.(9)				2,279

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

March 31, 2024 (unaudited)

Shares		Value

COMMON STOCKS (continued)

Private Placement (0.0%)
36,452	Technicolor Creative Studios SA(9),(14)	$394

Specialty Retail (0.0%)
69	Eagle Investments Holding Co. LLC, Class B(4),(5),(9)	1

Support - Services (0.0%)
800	LTR Holdings, Inc.(4),(5),(9),(12)	1,185

TOTAL COMMON STOCKS (Cost $2,853,341)		940,308

WARRANT (0.0%)

Chemicals (0.0%)
11,643	Project Investor Holdings LLC, expires 02/20/2022(4),(5),(9),(12) (Cost $6,054)	—

SHORT-TERM INVESTMENTS (13.9%)
10,556,800	State Street Institutional U.S. Government Money Market Fund - Premier Class, 5.26%	10,556,800
11,401,370	State Street Navigator Securities Lending Government Money Market Portfolio, 5.34%(15)	11,401,370

TOTAL SHORT-TERM INVESTMENTS (Cost $21,958,170)		21,958,170

TOTAL INVESTMENTS AT VALUE (141.3%) (Cost $231,620,810)		223,734,086

LIABILITIES IN EXCESS OF OTHER ASSETS (-41.3%)		(65,419,071)

NET ASSETS (100.0%)		$158,315,015

INVESTMENT ABBREVIATIONS
1 mo. = 1 month
3 mo. = 3 month
6 mo. = 6 month
EURIBOR = Euro Interbank Offered Rate
NR = Not Rated
SARL = société à responsabilité limitée
SOFR = Secured Overnight Financing Rate
WR = Withdrawn Rating

†	Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2024, these securities amounted to a value of $161,648,198 or 102.1% of net assets.

(2)	Security or portion thereof is out on loan.
(3)	This security is denominated in Euro.
(4)

Not readily marketable security; security is valued at fair value as determined in good faith by Credit Suisse Asset Management, LLC as the Fund’s valuation designee under the oversight of the Board of Directors.

(5)	Security is valued using significant unobservable inputs.
(6)	This security is denominated in British Pound.
(7)	Variable rate obligation - The interest rate shown is the rate in effect as of March 31, 2024. The rate may be subject to a cap and floor.
(8)	PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.
(9)	Non-income producing security.
(10)	Bond is currently in default.
(11)

The rates on certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The interest rate shown is the rate in effect as of March 31, 2024.

(12)	Illiquid security.
(13)	All or a portion is an unfunded loan commitment (See note 2-I).
(14)	Security is held through holdings of 100 shares of the CIG Special Purpose SPC - Credit Suisse Asset Management Income Fund Segregated Portfolio, an affiliated entity.
(15)	Represents security purchased with cash collateral received for securities on loan.

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

March 31, 2024 (unaudited)

Forward Foreign Currency Contracts

Forward Currency to be Purchased		Forward Currency to be Sold		Expiration Date	Counterparty	Value on Settlement Date	Current Value/Notional	Unrealized Appreciation
GBP	9,553	USD	11,688	10/07/24	Morgan Stanley	$11,688	$12,082	$394
USD	1,093,422	EUR	1,000,000	04/22/24	Morgan Stanley	(1,093,422)	(1,080,818)	12,604
USD	58,938	EUR	52,996	10/07/24	Barclays Bank PLC	(58,938)	(57,697)	1,241
USD	847,848	EUR	772,600	10/07/24	Deutsche Bank AG	(847,848)	(841,133)	6,715
USD	13,273	GBP	10,494	10/07/24	Deutsche Bank AG	(13,273)	(13,271)	2

Total Unrealized Appreciation								$20,956

Forward Foreign Currency Contracts

Forward Currency to be Purchased		Forward Currency to be Sold		Expiration Date	Counterparty	Value on Settlement Date	Current Value/Notional	Unrealized Depreciation
EUR	1,000,000	USD	1,084,951	04/22/24	Deutsche Bank AG	$1,084,951	$1,080,818	$(4,133)
EUR	228,356	USD	251,111	10/07/24	Deutsche Bank AG	251,111	248,612	(2,499)
EUR	42,239	USD	46,270	10/07/24	Morgan Stanley	46,270	45,986	(284)
USD	1,579,318	EUR	1,473,321	10/07/24	Morgan Stanley	(1,579,318)	(1,604,012)	(24,694)
USD	29,458	GBP	23,495	10/07/24	Barclays Bank PLC	(29,458)	(29,713)	(255)
USD	576,088	GBP	472,590	10/07/24	Morgan Stanley	(576,088)	(597,667)	(21,579)

Total Unrealized Depreciation								$(53,444)

Total Net Unrealized Appreciation/(Depreciation)								$(32,488)

Currency Abbreviations:

EUR = Euro

GBP = British Pound

USD = United States Dollar

SECURITY VALUATION — The Board of Directors (the “Board”) is responsible for the Fund’s valuation process. The Board has delegated the supervision of the daily valuation process to Credit Suisse Asset Management, LLC, the Fund’s investment adviser (“Credit Suisse” or the “Adviser”), who has established a Pricing Committee and a Pricing Group, which, pursuant to the policies adopted by the Board, are responsible for making fair valuation determinations and overseeing the Fund’s pricing policies. The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Investments in open-ended mutual funds are valued at the net asset value as reported on each business day and under normal circumstances. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser, as the Board’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with the Adviser’s procedures. The Board oversees the Adviser in its role as valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act. The Fund may utilize a service provided by an independent third party to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the Adviser to be unreliable, the market price may be determined by the Adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, these securities will be fair valued in good faith by the Pricing Group, in accordance with procedures established by the Adviser.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Generally accepted accounting principles in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2024 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds	$—	$150,923,599	$769,653	$151,693,252
Bank Loans	—	30,175,710	5,511,993	35,687,703
Asset Backed Securities	—	13,454,653	—	13,454,653
Common Stocks	394	599,583	340,331	940,308
Warrants	—	—	0[1]	0
Short-term Investments	21,958,170	—	—	21,958,170

	$21,958,564	$195,153,545	$6,621,977	$223,734,086

Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$20,956	$—	$20,956

Liabilities
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$53,444	$—	$53,444

1	Includes a zero valued security.
*	Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts.

The following is a reconciliation of investments as of March 31, 2024 for which significant unobservable inputs were used in determining fair value.

	Corporate Bonds	Bank Loans	Asset Backed Securities	Common Stocks	Warrant		Total
Balance as of December 31, 2023	$70,929	$3,038,275	$861,627	$935,723	$0	(1)	$4,906,554
Accrued discounts (premiums)	-	29,586	-	-	-		29,586
Purchases	93,370	1,529,644	-	-	-		1,623,014
Sales	-	(7,513)	-	-	-		(7,513)
Realized gain (loss)	-	24	-	-	-		24
Change in unrealized appreciation (depreciation)	(146)	(238,176)	(16,095)	(144,132)	-		(398,549)
Transfers into Level 3	605,500	1,936,208	-	-	-		2,541,708
Transfers out of Level 3	-	(776,055)	(845,532)	(451,260)	-		(2,072,847)

Balance as of March 31, 2024	$769,653	$5,511,993	$0	$340,331	$0	(1)	$6,621,977

Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2024	$(146)	$28,483	$-	$(43,851)	$-		$(15,514)

(1)	Includes a zero valued security.

Quantitative Disclosure About Significant Unobservable Inputs

Asset Class		Fair Value At March 31, 2024	Valuation Technique	Unobservable Input	Price Range (Weighted Average)*
Bank Loans	$	5,511,993	Vendor pricing	Single Broker Quote	$0.98 - $1.02 ($1.00)
		0	Income Approach	Expected Remaining Distribution	0.00 (N/A)
Corporate Bonds		70,095	Income Approach	Expected Remaining Distribution	0.56 - 0.63 (0.59)
		605,500	Vendor pricing	Single Broker Quote	0.59 - 0.63 (0.61)
		94,058	Recent Transactions	Trade Price	1.08 (1.08)
Common Stocks		2,145	Income Approach	Expected Remaining Distribution	0.00 - 1.48 (0.83)
		338,186	Vendor Pricing	Single Broker Quote	9.00 (9.00)
Warrant		0	Income Approach	Expected Remaining Distribution	0.00 (N/A)

* Weighted by relative fair value

Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs that Credit Suisse considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company’s financial statements, the company’s products or intended markets or the company’s technologies; (iii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3. In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the least observable input that is significant to the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

During the period ended March 31, 2024, $2,541,708 was transferred from Level 2 to Level 3 due to a lack of a pricing source supported by observable inputs and $2,072,847 was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds, as well as on the website of the Securities and Exchange Commission at www.sec.gov.